Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements
Fair Value Measurements

15. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

●	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2024.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data for specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of June 30, 2024, approximately 3% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the secured overnight financing rate (“SOFR”) curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and interest rate options, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have forward contracts that are valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2. Certain equity option contracts are valued using broker quotes. These are reflected in Level 3.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of a consolidated sponsored investment fund, unconsolidated sponsored investment funds, other investment funds reported at fair value, other loans of a consolidated VIE for which the fair value option was elected and certain redeemable and nonredeemable preferred stock.

The fair value of unconsolidated sponsored investment funds and other investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Other loans of a consolidated VIE for which the fair value option was elected are reflected in Level 3. The fair value of these loans is estimated using a discounted cash flow valuation model that utilizes standard assumption-setting methodology accepted by market participants in the industry. The assumptions are formed based on historical performance of the loans and utilizes market data inputs such as charge-off rates, prepayment rates, recovery rates and discount rates.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Market Risk Benefits

MRBs are measured at fair value at the contract level on a recurring basis and are reflected in Level 3 as either an asset or a liability, depending on certain inputs at the reporting date. The key assumptions for calculating the fair value are market assumptions and policyholder behavior. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our own nonperformance risk.

The assumption for our own nonperformance risk is based on current market credit spreads for debt-like instruments we have issued and are available in the market. Refer to Note 9, Market Risk Benefits, for further information on the determination of fair value measurement of MRBs.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse and mortality). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Funds Withheld Payable

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis, which is reflected in Level 3. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments. The fair value of these assets is determined as previously described.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	June 30, 2024
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value(5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,706.9	$—	$1,416.7	$290.2	$—
Non-U.S. governments	489.7	—	—	489.7	—
States and political subdivisions	6,238.8	—	—	6,155.5	83.3
Corporate	32,294.7	—	30.3	30,035.8	2,228.6
Residential mortgage-backed pass-through securities	3,010.6	—	—	3,010.6	—
Commercial mortgage-backed securities	4,854.8	—	—	4,852.0	2.8
Collateralized debt obligations(1)	5,867.7	—	—	5,763.0	104.7
Other debt obligations	8,318.7	—	—	6,968.8	1,349.9
Total fixed maturities, available-for-sale	62,781.9	—	1,447.0	57,565.6	3,769.3
Fixed maturities, trading	585.0	—	27.9	238.4	318.7
Equity securities	46.1	—	15.3	30.8	—
Derivative assets(2)	384.7	—	—	380.7	4.0
Other investments	243.3	70.2	—	—	173.1
Cash equivalents	2,547.9	—	249.6	2,298.3	—
Market risk benefit asset(3)	212.3	—	—	—	212.3
Sub-total excluding separate account assets	66,801.2	70.2	1,739.8	60,513.8	4,477.4
Separate account assets	137,061.8	8,251.2	108,545.5	19,546.7	718.4
Total assets	$203,863.0	$8,321.4	$110,285.3	$80,060.5	$5,195.8

Liabilities
Investment and universal life contracts(4)	$(230.0)	$—	$—	$—	$(230.0)
Market risk benefit liability(3)	(69.3)	—	—	—	(69.3)
Funds withheld payable embedded derivative(4)	2,874.9	—	—	—	2,874.9
Derivative liabilities(2)	(456.7)	—	—	(454.5)	(2.2)
Total liabilities	$2,118.9	$—	$—	$(454.5)	$2,573.4

Net assets	$205,981.9	$8,321.4	$110,285.3	$79,606.0	$7,769.2

	December 31, 2023
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value(5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,504.9	$—	$1,210.8	$294.1	$—
Non-U.S. governments	479.9	—	—	479.9	—
States and political subdivisions	6,613.3	—	—	6,545.1	68.2
Corporate	33,079.5	—	30.9	30,742.7	2,305.9
Residential mortgage-backed pass-through securities	2,824.9	—	—	2,824.9	—
Commercial mortgage-backed securities	4,743.4	—	—	4,740.4	3.0
Collateralized debt obligations(1)	5,397.8	—	—	5,322.4	75.4
Other debt obligations	7,886.5	—	—	6,703.9	1,182.6
Total fixed maturities, available-for-sale	62,530.2	—	1,241.7	57,653.4	3,635.1
Fixed maturities, trading	715.3	—	27.7	307.8	379.8
Equity securities	43.0	—	14.9	28.1	—
Derivative assets(2)	253.0	—	—	246.9	6.1
Other investments	238.3	73.7	—	—	164.6
Cash equivalents	3,010.2	—	449.6	2,560.6	—
Market risk benefit asset(3)	153.4	—	—	—	153.4
Sub-total excluding separate account assets	66,943.4	73.7	1,733.9	60,796.8	4,339.0
Separate account assets	131,641.7	8,692.0	103,598.9	18,598.0	752.8
Total assets	$198,585.1	$8,765.7	$105,332.8	$79,394.8	$5,091.8

Liabilities
Investment and universal life contracts(4)	$(115.5)	$—	$—	$—	$(115.5)
Market risk benefit liability(3)	(111.9)	—	—	—	(111.9)
Funds withheld payable embedded derivative(4)	2,326.1	—	—	—	2,326.1
Derivative liabilities(2)	(473.4)	—	—	(472.6)	(0.8)
Total liabilities	$1,625.3	$—	$—	$(472.6)	$2,097.9

Net assets	$200,210.4	$8,765.7	$105,332.8	$78,922.2	$7,189.7
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 4, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)	Refer to Note 9, Market Risk Benefits, for further information on the change in the Level 3 fair value measurements of MRBs.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(5)	Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.1 million and $7.1 million as of June 30, 2024 and December 31, 2023, respectively. Separate account assets using the NAV practical expedient consist of certain funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the six months ended June 30, 2024
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	June 30,
	2024	income (2)	income (3)	settlements (4)	Level 3	Level 3	2024

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$68.2	$—	$(2.0)	$1.6	$15.5	$—	$83.3
Corporate	2,305.9	(6.8)	(28.9)	(100.5)	58.9	—	2,228.6
Commercial mortgage-backed securities	3.0	—	—	(0.2)	—	—	2.8
Collateralized debt obligations	75.4	—	(2.8)	32.1	—	—	104.7
Other debt obligations	1,182.6	—	(12.0)	155.3	135.6	(111.6)	1,349.9
Total fixed maturities, available-for-sale	3,635.1	(6.8)	(45.7)	88.3	210.0	(111.6)	3,769.3
Fixed maturities, trading	379.8	(2.4)	—	(58.7)	—	—	318.7
Other investments	164.6	(11.3)	—	19.8	—	—	173.1
Separate account assets(1)	752.8	(32.6)	—	(1.8)	—	—	718.4

Liabilities
Investment and universal life contracts	(115.5)	(60.6)	—	(53.9)	—	—	(230.0)
Funds withheld payable embedded derivative	2,326.1	548.8	—	—	—	—	2,874.9

Derivatives
Net derivative assets (liabilities)	5.3	(3.8)	—	0.3	—	—	1.8

	For the six months ended June 30, 2023
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	June 30,
	2023	income (2)	income (3)	settlements (4)	Level 3	Level 3	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$69.1	$—	$(0.1)	$(0.8)	$—	$—	$68.2
Corporate	1,568.3	(3.8)	(10.1)	217.8	89.5	(42.9)	1,818.8
Commercial mortgage-backed securities	3.4	—	—	(0.2)	—	—	3.2
Collateralized debt obligations	56.2	—	0.2	145.3	—	(136.1)	65.6
Other debt obligations	467.8	0.6	(21.1)	251.2	218.3	—	916.8
Total fixed maturities, available-for-sale	2,164.8	(3.2)	(31.1)	613.3	307.8	(179.0)	2,872.6
Fixed maturities, trading	106.2	(0.5)	—	34.2	—	—	139.9
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets(1)	1,034.1	0.4	—	(195.7)	—	—	838.8

Liabilities
Investment and universal life contracts	(46.3)	(18.4)	—	(4.9)	—	—	(69.6)
Funds withheld payable embedded derivative	3,652.8	(532.7)	—	—	—	—	3,120.1

Derivatives
Net derivative assets (liabilities)	(4.0)	5.0	—	—	—	—	1.0
(1)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the six months ended June 30,
	2024	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$(6.6)	$(3.8)
Other debt obligations	—	0.6
Total fixed maturities, available-for-sale	(6.6)	(3.2)
Fixed maturities, trading	1.4	(0.6)
Other investments	(6.6)	—
Separate account assets	(19.1)	(38.2)

Liabilities
Investment and universal life contracts	(59.5)	(17.7)
Funds withheld payable embedded derivative	548.8	(532.7)

Derivatives
Net derivative assets (liabilities)	(3.8)	4.9

(3)	Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the six months ended June 30,
	2024	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(2.0)	$(0.1)
Corporate	(30.3)	(9.2)
Collateralized debt obligations	(3.7)	(0.3)
Other debt obligations	(12.7)	(20.0)
Total fixed maturities, available-for-sale	(48.7)	(29.6)

(4)	Gross purchases, sales, issuances and settlements were:

	For the six months ended June 30, 2024
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$2.5	$—	$—	$(0.9)	$1.6
Corporate	277.4	(239.4)	—	(138.5)	(100.5)
Commercial mortgage-backed securities	—	—	—	(0.2)	(0.2)
Collateralized debt obligations	32.1	—	—	—	32.1
Other debt obligations	259.4	(59.1)	—	(45.0)	155.3
Total fixed maturities, available-for-sale	571.4	(298.5)	—	(184.6)	88.3
Fixed maturities, trading	122.4	(111.4)	—	(69.7)	(58.7)
Other investments	118.7	—	—	(98.9)	19.8
Separate account assets(5)	—	(30.3)	(10.5)	39.0	(1.8)

Liabilities
Investment and universal life contracts	—	—	(90.1)	36.2	(53.9)

Derivatives
Net derivative assets (liabilities)	0.3	—	—	—	0.3

	For the six months ended June 30, 2023
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.8)	$(0.8)
Corporate	273.1	(11.7)	—	(43.6)	217.8
Commercial mortgage-backed securities	—	—	—	(0.2)	(0.2)
Collateralized debt obligations	146.5	—	—	(1.2)	145.3
Other debt obligations	260.0	—	—	(8.8)	251.2
Total fixed maturities, available-for-sale	679.6	(11.7)	—	(54.6)	613.3
Fixed maturities, trading	38.5	(3.4)	—	(0.9)	34.2
Separate account assets(5)	—	(223.6)	(29.3)	57.2	(195.7)

Liabilities
Investment and universal life contracts	—	—	(18.9)	14.0	(4.9)

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the six months ended June 30, 2024
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$15.5	$—	$—
Corporate	—	58.9	—	—
Other debt obligations	—	135.6	—	111.6
Total fixed maturities, available-for-sale	—	210.0	—	111.6

	For the six months ended June 30, 2023
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$89.5	$—	$42.9
Collateralized debt obligations	—	—	—	136.1
Other debt obligations	—	218.3	—	—
Total fixed maturities, available-for-sale	—	307.8	—	179.0

Assets transferred into Level 3 during the six months ended June 30, 2024 and 2023, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during the six months ended June 30, 2024 and 2023, primarily included those assets for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. The MRB asset and liability are excluded from the table. Refer to Note 9, Market Risk Benefits, for information on the unobservable inputs used for fair value measurement of MRBs. The funds withheld payable embedded derivative is excluded from the table as the determination of its fair value incorporates the fair value of the invested assets supporting the reinsurance agreement. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	June 30, 2024
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,964.4	Discounted cash flow	Discount rate(1)	5.4	%-	26.6%		11.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.66	x	3.66	x
			Illiquidity premium	0	basis points (“bps”)-	791	bps	137	bps
			Comparability adjustment	0	bps-	800	bps	150	bps
Collateralized debt obligations	104.7	Discounted cash flow	Discount rate(1)			5.5%		5.5%
			Comparability adjustment			12	bps	12	bps
Other debt obligations	1,156.8	Discounted cash flow	Discount rate(1)	5.3	%-	14.5%		8.3%
			Illiquidity premium	0	bps-	275	bps	271	bps
			Comparability adjustment	(22)	bps-	454	bps	155	bps
Fixed maturities, trading	117.9	Discounted cash flow	Discount rate(1)	10.1	%-	16.4%		13.0%
Other investments	171.6	Discounted cash flow	Discount rate(1)	12.0	%-	13.5%		12.4%
			Probability of default	6.0	%-	10.0%		8.3%
			Potential loss severity	87.0	%-	100.0%		91.4%
Separate account assets	718.4	Discounted cash flow - real estate	Discount rate(1)	6.5	%-	10.0%		7.1%
			Terminal capitalization rate	5.2	%-	9.5%		5.8%
			Average market rent growth rate	1.8	%-	4.5%		2.7%
		Discounted cash flow - real estate debt	Loan to value	45.6	%-	71.4%		58.5%
			Market interest rate	5.3	%-	7.4%		6.2%
Liabilities
Investment and universal life contracts(4)	(230.0)	Discounted cash flow	Long duration interest rate	2.8	%-	5.1	%(2)	4.4%
			Long-term equity market volatility	14.7	%-	41.6%		20.5%
			Nonperformance risk	0.6	%-	1.3%		1.0%
			Lapse rate	0.0	%-	55.0%		10.0%
			Mortality rate	See note (3)

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,997.4	Discounted cash flow	Discount rate(1)	4.9	%-	24.2%		12.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.25	x	3.25	x
			Illiquidity premium	30	bps-	483	bps	121	bps
			Comparability adjustment	67	bps-	217	bps	141	bps
Collateralized debt obligations	74.6	Discounted cash flow	Discount rate(1)			4.1%		4.1%
			Comparability adjustment			20	bps	20	bps
Other debt obligations	879.5	Discounted cash flow	Discount rate(1)	5.0	%-	10.6%		7.4%
			Illiquidity premium	69	bps-	650	bps	337	bps
			Comparability adjustment	(20)	bps-	213	bps	92	bps
Fixed maturities, trading	168.7	Discounted cash flow	Discount rat(1)	11.4	%-	22.3%		13.4%
Other investments	163.2	Discounted cash flow	Discount rate(1)	12.0	%-	13.5%		12.6%
			Probability of default	6.0	%-	10.0%		8.5%
			Potential loss severity	87.0	%-	100.0%		90.7%
Separate account assets	752.8	Discounted cash flow - real estate	Discount rate(1)	6.5	%-	10.0%		7.5%
			Terminal capitalization rate	5.3	%-	9.5%		6.1%
			Average market rent growth rate	2.0	%-	3.7%		2.9%
		Discounted cash flow - real estate debt	Loan to value	46.0	%-	72.0%		55.3%
			Market interest rate	5.3	%-	8.1%		6.4%
Liabilities
Investment and universal life contracts(4)	(115.5)	Discounted cash flow	Long duration interest rate	2.5	%-	4.8	% (2)	4.0%
			Long-term equity market volatility	15.5	%-	40.1%		19.2%
			Nonperformance risk	0.8	%-	1.6%		1.1%
			Lapse rate	0.0	%-	55.0%		7.0%
			Mortality rate	See note (3)
(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)	Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(3)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative. The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the six months ended June 30, 2024 and 2023.

Fair Value Option

We elected fair value accounting for:

●	Certain other loans of a consolidated VIE that were subject to amortized cost accounting and a valuation allowance so that credit losses are recognized within the changes in fair value in the consolidated statements of operations.

The following table presents information regarding the assets for which the fair value option was elected.

	June 30, 2024	December 31, 2023

	(in millions)
Other loans of consolidated VIE(1)
Fair value(1)	$171.6	$163.2
Aggregate contractual principal	179.4	167.1
(1)	Reported with other investments on the consolidated statements of financial position. See Note 3, Investments, for additional information relating to other loans more than 90 days past due or in non-accrual status.

The following table presents information regarding the consolidated statements of operations impact of assets for which the fair value option was elected.

	For the six months ended June 30,
	2024	2023

	(in millions)
Other loans of consolidated VIE
Change in fair value pre-tax loss - instrument specific credit risk	$(11.4)	$—
Change in fair value pre-tax loss(1)	(11.4)	—
Interest income(2)	18.4	—
(1)	Reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)	Reported in net investment income on the consolidated statements of operations and recorded based on the effective interest rate of the loans.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	June 30, 2024
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,391.1	$17,559.6	$—	$—	$17,559.6
Policy loans	802.7	767.3	—	—	767.3
Other investments	241.2	231.9	—	103.4	128.5
Cash and cash equivalents	1,336.2	1,336.2	1,336.2	—	—
Reinsurance deposit receivable	5,383.0	4,806.2	—	—	4,806.2
Cash collateral receivable	3.0	3.0	3.0	—	—
Investment contracts	(33,701.0)	(32,029.6)	—	(7,852.2)	(24,177.4)
Long-term debt	(3.0)	(2.5)	—	—	(2.5)
Separate account liabilities	(122,718.5)	(121,856.3)	—	—	(121,856.3)
Bank deposits(1)	(433.1)	(426.2)	—	(426.2)	—
Cash collateral payable	(310.4)	(310.4)	(310.4)	—	—

	December 31, 2023
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,221.2	$17,583.5	$—	$—	$17,583.5
Policy loans	793.2	780.1	—	—	780.1
Other investments	248.4	240.7	—	122.7	118.0
Cash and cash equivalents	627.8	627.8	627.8	—	—
Reinsurance deposit receivable	6,078.7	5,487.7	—	—	5,487.7
Cash collateral receivable	33.2	33.2	33.2	—	—
Investment contracts	(33,847.5)	(32,071.2)	—	(7,828.1)	(24,243.1)
Long-term debt	(3.0)	(0.4)	—	—	(0.4)
Separate account liabilities	(117,504.5)	(116,642.3)	—	—	(116,642.3)
Bank deposits(1)	(399.5)	(385.3)	—	(385.3)	—
Cash collateral payable	(170.7)	(170.7)	(170.7)	—	—
(1)	Excludes deposit liabilities without defined or contractual maturities.

19. Fair Value Measurements

We use fair value measurements to record fair value of certain assets and liabilities and to estimate fair value of financial instruments not recorded at fair value but required to be disclosed at fair value. Certain financial instruments, particularly policyholder liabilities other than investment contracts, are excluded from these fair value disclosure requirements.

Valuation Hierarchy

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels. The level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety considering factors specific to the asset or liability.

●	Level 1 – Fair values are based on unadjusted quoted prices in active markets for identical assets or liabilities.
●	Level 2 – Fair values are based on inputs other than quoted prices within Level 1 that are observable for the asset or liability, either directly or indirectly.
●	Level 3 – Fair values are based on at least one significant unobservable input for the asset or liability.

Determination of Fair Value

The following discussion describes the valuation methodologies and inputs used for assets and liabilities measured at fair value on a recurring basis. The techniques utilized in estimating the fair value of financial instruments are reliant on the assumptions used. Care should be exercised in deriving conclusions about our business, its value or financial position based on the fair value information of financial instruments presented below.

Fair value estimates are made based on available market information and judgments about the financial instrument at a specific point in time. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. We validate prices through an investment analyst review process, which includes validation through direct interaction with external sources, review of recent trade activity or use of internal models. In circumstances where broker quotes are used to value an instrument, we generally receive one non-binding quote. Broker quotes are validated through an investment analyst review process, which includes validation through direct interaction with external sources and use of internal models or other relevant information. We did not make any significant changes to our valuation processes during 2023.

Fixed Maturities

Fixed maturities include bonds, ABS, redeemable preferred stock and certain non-redeemable preferred securities. When available, the fair value of fixed maturities is based on quoted prices of identical assets in active markets. These are reflected in Level 1 and primarily include U.S. Treasury bonds and actively traded redeemable corporate preferred securities.

When quoted prices of identical assets in active markets are not available, our first priority is to obtain prices from third party pricing vendors. We have regular interaction with these vendors to ensure we understand their pricing methodologies and to confirm they are utilizing observable market information. Their methodologies vary by asset class and include inputs such as estimated cash flows, benchmark yields, reported trades, broker quotes, credit quality, industry events and economic events. Fixed maturities with validated prices from pricing services, which includes the majority of our public fixed maturities in all asset classes, are generally reflected in Level 2. Also included in Level 2 are corporate bonds when quoted market prices are not available, for which an internal model using substantially all observable inputs or a matrix pricing valuation approach is used. In the matrix approach, securities are grouped into pricing categories that vary by sector, rating and average life. Each pricing category is assigned a risk spread based on studies of observable public market data for specific security classes. The expected cash flows of the security are then discounted back at the current Treasury curve plus the appropriate risk spread. Although the matrix valuation approach provides a fair valuation of each pricing category, the valuation of an individual security within each pricing category may also be impacted by company specific factors.

If we are unable to price a fixed maturity security using prices from third party pricing vendors or other sources specific to the asset class, we may obtain a broker quote or utilize an internal pricing model specific to the asset utilizing relevant market information, to the extent available and where at least one significant unobservable input is utilized. These are reflected in Level 3 in the fair value hierarchy and can include fixed maturities across all asset classes. As of December 31, 2023, approximately 3% of our total fixed maturities were Level 3 securities valued using internal pricing models.

The primary inputs, by asset class, for valuations of the majority of our Level 2 investments from third party pricing vendors or our internal pricing valuation approach are described below.

U.S. Government and Agencies/Non-U.S. Governments. Inputs include recently executed market transactions, interest rate yield curves, maturity dates, market price quotations and credit spreads relating to similar instruments.

States and Political Subdivisions. Inputs include Municipal Securities Rulemaking Board reported trades, U.S. Treasury and other benchmark curves, material event notices, new issue data and obligor credit ratings.

Corporate. Inputs include recently executed transactions, market price quotations, benchmark yields, issuer spreads and observations of equity and credit default swap curves related to the issuer. For private placement corporate securities valued through the matrix valuation approach inputs include the current Treasury curve and risk spreads based on sector, rating and average life of the issuance.

RMBS, CMBS, Collateralized Debt Obligations and Other Debt Obligations. Inputs include cash flows, priority of the tranche in the capital structure, expected time to maturity for the specific tranche, reinvestment period remaining and performance of the underlying collateral including prepayments, defaults, deferrals, loss severity of defaulted collateral and, for RMBS, prepayment speed assumptions. Other inputs include market indices and recently executed market transactions.

Equity Securities

Equity securities include mutual funds, common stock and non-redeemable preferred stock. Fair values of equity securities are determined using quoted prices in active markets for identical assets when available, which are reflected in Level 1. When quoted prices are not available, we may utilize internal valuation methodologies appropriate for the specific asset that use observable inputs such as underlying share prices or the net asset value (“NAV”), which are reflected in Level 2. Fair values might also be determined using broker quotes or through the use of internal models or analysis that incorporate significant assumptions deemed appropriate given the circumstances and consistent with what other market participants would use when pricing such securities, which are reflected in Level 3.

Derivatives

The fair values of exchange-traded derivatives are determined through quoted market prices, which are reflected in Level 1. Exchange-traded derivatives include futures that are settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of OTC cleared derivatives are determined through market prices published by the clearinghouses, which are reflected in Level 2. The clearinghouses utilize the SOFR curve in their valuation. Variation margin associated with OTC cleared derivatives is settled daily, which reduces their fair value in the consolidated statements of financial position. The fair values of bilateral OTC derivative instruments are determined using either pricing valuation models that utilize market observable inputs or broker quotes. The majority of our bilateral OTC derivatives are valued with models that use market observable inputs, which are reflected in Level 2. Significant inputs include contractual terms, interest rates, currency exchange rates, credit spread curves, equity prices and volatilities. These valuation models consider projected discounted cash flows, relevant swap curves and appropriate implied volatilities. Certain bilateral OTC derivatives utilize unobservable market data, primarily independent broker quotes that are nonbinding quotes based on models that do not reflect the result of market transactions, which are reflected in Level 3.

Our non-cleared derivative contracts are generally documented under ISDA Master Agreements, which provide for legally enforceable set-off and close-out netting of exposures to specific counterparties. Collateral arrangements are bilateral and based on current ratings of each entity. We utilize the SOFR curve to value our positions. Counterparty credit risk is routinely monitored to ensure our adjustment for nonperformance risk is appropriate. Our centrally cleared derivative contracts are conducted with regulated centralized clearinghouses, which provide for daily exchange of cash collateral or variation margin equal to the difference in the daily market values of those contracts that eliminates the nonperformance risk on these trades.

Interest Rate Contracts. For non-cleared contracts, which include interest rate swaps and have included swaptions, we use discounted cash flow valuation techniques to determine the fair value using observable swap curves as the inputs. These are reflected in Level 2. We have forward contracts for which we obtain prices from third party pricing vendors. These are reflected in Level 2. For centrally cleared contracts we use published prices from clearinghouses. These are reflected in Level 2. In addition, we have forward contracts and have had interest rate options that were valued using broker quotes. These are reflected in Level 3.

Foreign Exchange Contracts. We use discounted cash flow valuation techniques that utilize observable swap curves and exchange rates as the inputs to determine the fair value of foreign currency swaps. These are reflected in Level 2. Currency forwards are valued using observable market inputs, including forward currency exchange rates. These are reflected in Level 2. In addition, we had a limited number of non-standard currency swaps that were valued using broker quotes. These were reflected within Level 3.

Equity Contracts. We use an option pricing model using observable implied volatilities, dividend yields, index prices and swap curves as the inputs to determine the fair value of equity options. These are reflected in Level 2. Certain equity option contracts are valued using broker quotes. These are reflected in Level 3.

Credit Contracts. We use either the ISDA Credit Default Swap Standard discounted cash flow model that utilizes observable default probabilities and recovery rates as inputs to determine the fair value of credit default swaps. These are reflected in Level 2. In addition, we have a limited number of credit default swaps that are valued using broker quotes. These are reflected within Level 3.

Other Investments

Other investments reported at fair value include invested assets of consolidated sponsored investment funds, unconsolidated sponsored investment funds, other investment funds reported at fair value, other loans of a consolidated VIE for which the fair value option was elected and certain redeemable and nonredeemable preferred stock.

The fair value of investment funds is determined using the NAV of the fund. The NAV of the fund represents the price at which we would be able to initiate a transaction. Investments for which the NAV represents a quoted price in an active market for identical assets are reflected in Level 1. Investments that do not have a quoted price in an active market are reflected in Level 2.

Other loans of a consolidated VIE for which the fair value option was elected are reflected in Level 3. The fair value of these loans is estimated using a discounted cash flow valuation model that utilizes standard assumption-setting methodology accepted by market participants in the industry. The assumptions are formed based on historical performance of the loans and utilizes market data inputs such as charge-off rates, prepayment rates, recovery rates and discount rates.

Cash Equivalents

Certain cash equivalents are reported at fair value on a recurring basis and include money market instruments and other short-term investments with maturities of three months or less. Fair values of these cash equivalents may be determined using public quotations, when available, which are reflected in Level 1. When public quotations are not available, because of the highly liquid nature of these assets, carrying amounts may be used to approximate fair values, which are reflected in Level 2.

Separate Account Assets

Separate account assets include equity securities, debt securities, cash equivalents and derivative instruments, for which fair values are determined as previously described, and are reflected in Level 1, Level 2 and Level 3. Separate account assets also include commercial mortgage loans, for which the fair value is estimated by discounting the expected total cash flows using market rates that are applicable to the yield, credit quality and maturity of the loans. The market clearing spreads vary based on mortgage type, weighted average life, rating and liquidity. These are reflected in Level 3. Finally, separate account assets include real estate, for which the fair value is estimated using discounted cash flow valuation models that utilize various public real estate market data inputs. In addition, each property is appraised annually by an independent appraiser. The real estate included in separate account assets is recorded net of related mortgage encumbrances for which the fair value is estimated using discounted cash flow analysis based on our incremental borrowing rate for similar borrowing arrangements. The real estate within the separate accounts is reflected in Level 3.

Market Risk Benefits

MRBs are measured at fair value at the contract level on a recurring basis and are reflected in Level 3 as either an asset or a liability, depending on certain inputs at the reporting date. The key assumptions for calculating the fair value are market assumptions and policyholder behavior. Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The MRBs are valued using stochastic models that incorporate a spread reflecting our own nonperformance risk.

The assumption for our own nonperformance risk is based on current market credit spreads for debt-like instruments we have issued and are available in the market. Refer to Note 12, Market Risk Benefits, for further information on the determination of fair value measurement of MRBs.

Investment and Universal Life Contracts

Certain universal life, annuity and other investment contracts include embedded derivatives that have been bifurcated from the host contract and are measured at fair value on a recurring basis, which are reflected in Level 3. The key assumptions for calculating the fair value of the embedded derivative liabilities are market assumptions (such as equity market returns, interest rate levels, market volatility and correlations) and policyholder behavior assumptions (such as lapse and mortality). Risk margins are included in the policyholder behavior assumptions. The assumptions are based on a combination of historical data and actuarial judgment. The embedded derivative liabilities are valued using models that incorporate a spread reflecting our own creditworthiness.

The assumption for our own nonperformance risk for investment contracts and any embedded derivatives bifurcated from certain universal life, annuity and investment contracts is based on the current market credit spreads for debt-like instruments we have issued and are available in the market.

Funds Withheld Payable

The funds withheld payable includes an embedded derivative that has been bifurcated from the host contract and is measured at fair value on a recurring basis, which is reflected in Level 3. The fair value is determined based on the change in the estimated fair value of the underlying funds withheld investments. The fair value of these assets is determined as previously described.

Assets and Liabilities Measured at Fair Value on a Recurring Basis

Assets and liabilities measured at fair value on a recurring basis were as follows:

	December 31, 2023
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,504.9	$—	$1,210.8	$294.1	$—
Non-U.S. governments	479.9	—	—	479.9	—
States and political subdivisions	6,613.3	—	—	6,545.1	68.2
Corporate	33,079.5	—	30.9	30,742.7	2,305.9
Residential mortgage-backed pass-through securities	2,824.9	—	—	2,824.9	—
Commercial mortgage-backed securities	4,743.4	—	—	4,740.4	3.0
Collateralized debt obligations (1)	5,397.8	—	—	5,322.4	75.4
Other debt obligations	7,886.5	—	—	6,703.9	1,182.6
Total fixed maturities, available-for-sale	62,530.2	—	1,241.7	57,653.4	3,635.1
Fixed maturities, trading	715.3	—	27.7	307.8	379.8
Equity securities	43.0	—	14.9	28.1	—
Derivative assets (2)	253.0	—	—	246.9	6.1
Other investments	238.3	73.7	—	—	164.6
Cash equivalents	3,010.2	—	449.6	2,560.6	—
Market risk benefit asset (3)	153.4	—	—	—	153.4
Sub-total excluding separate account assets	66,943.4	73.7	1,733.9	60,796.8	4,339.0
Separate account assets	131,641.7	8,692.0	103,598.9	18,598.0	752.8
Total assets	$198,585.1	$8,765.7	$105,332.8	$79,394.8	$5,091.8

Liabilities
Investment and universal life contracts (4)	$(115.5)	$—	$—	$—	$(115.5)
Market risk benefit liability (3)	(111.9)	—	—	—	(111.9)
Funds withheld payable embedded derivative (4)	2,326.1	—	—	—	2,326.1
Derivative liabilities (2)	(473.4)	—	—	(472.6)	(0.8)
Total liabilities	$1,625.3	$—	$—	$(472.6)	$2,097.9

Net assets	$200,210.4	$8,765.7	$105,332.8	$78,922.2	$7,189.7

	December 31, 2022
	Assets/	Amount
	(liabilities)	measured at	Fair value hierarchy level
	measured at	net asset
	fair value	value (5)	Level 1	Level 2	Level 3

	(in millions)
Assets
Fixed maturities, available-for-sale:
U.S. government and agencies	$1,715.9	$—	$1,354.0	$361.9	$—
Non-U.S. governments	520.4	—	—	520.4	—
States and political subdivisions	6,168.3	—	—	6,099.2	69.1
Corporate	33,184.8	—	26.6	31,589.9	1,568.3
Residential mortgage-backed pass-through securities	2,170.9	—	—	2,170.9	—
Commercial mortgage-backed securities	4,827.5	—	—	4,824.1	3.4
Collateralized debt obligations (1)	4,560.2	—	—	4,504.0	56.2
Other debt obligations	6,483.3	—	—	6,015.5	467.8
Total fixed maturities, available-for-sale	59,631.3	—	1,380.6	56,085.9	2,164.8
Fixed maturities, trading	634.0	—	78.6	449.2	106.2
Equity securities	53.1	—	14.8	38.3	—
Derivative assets (2)	256.6	—	—	256.5	0.1
Other investments	82.8	81.4	—	—	1.4
Cash equivalents	2,776.4	—	930.3	1,846.1	—
Market risk benefit asset (3)	109.2	—	—	—	109.2
Sub-total excluding separate account assets	63,543.4	81.4	2,404.3	58,676.0	2,381.7
Separate account assets	120,279.6	9,120.9	91,424.2	18,700.4	1,034.1
Total assets	$183,823.0	$9,202.3	$93,828.5	$77,376.4	$3,415.8

Liabilities
Investment and universal life contracts (4)	$(46.3)	$—	$—	$—	$(46.3)
Market risk benefit liability (3)	(181.4)	—	—	—	(181.4)
Funds withheld payable embedded derivative (4)	3,652.8	—	—	—	3,652.8
Derivative liabilities (2)	(612.2)	—	—	(608.1)	(4.1)
Total liabilities	$2,812.9	$—	$—	$(608.1)	$3,421.0

Net assets	$186,635.9	$9,202.3	$93,828.5	$76,768.3	$6,836.8
(1)	Primarily consists of collateralized loan obligations backed by secured corporate loans.
(2)	Within the consolidated statements of financial position, derivative assets are reported with other investments and derivative liabilities are reported with other liabilities. The amounts are presented gross in the tables above to reflect the presentation on the consolidated statements of financial position; however, are presented net for purposes of the rollforward in the Changes in Level 3 Fair Value Measurements tables. Refer to Note 6, Derivative Financial Instruments, for further information on fair value by class of derivative instruments.
(3)	Refer to Note 12, Market Risk Benefits, for further information on the change in the Level 3 fair value measurements of MRBs.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported. The funds withheld payable embedded derivative could be in either an asset or (liability) position.
(5)	Certain investments are measured at fair value using the NAV per share (or its equivalent) practical expedient and have not been classified in the fair value hierarchy. Other investments using the NAV practical expedient consist of certain fund interests that are restricted until maturity with unfunded commitments totaling $7.1 million and $7.8 million as of December 31, 2023 and 2022, respectively. Separate account assets using the NAV practical expedient consist of certain funds with varying investment strategies that also have a variety of redemption terms and conditions. We do not have unfunded commitments associated with these funds.

Changes in Level 3 Fair Value Measurements

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) was as follows:

	For the year ended December 31, 2023
	Beginning						Ending
	asset/	Total realized/unrealized		Net			asset/
	(liability)	gains (losses)		purchases,			(liability)
	balance		Included in	sales,			balance
	as of	Included	other	issuances	Transfers	Transfers	as of
	January 1,	in net	comprehensive	and	into	out of	December 31,
	2023	income(2)	income(3)	settlements (4)	Level 3	Level 3	2023

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$69.1	$—	$0.8	$(1.7)	$—	$—	$68.2
Corporate	1,568.3	(4.5)	13.3	593.6	212.4	(77.2)	2,305.9
Commercial mortgage-backed securities	3.4	—	—	(0.4)	—	—	3.0
Collateralized debt obligations	56.2	—	1.9	165.8	—	(148.5)	75.4
Other debt obligations	467.8	1.3	1.2	537.0	239.5	(64.2)	1,182.6
Total fixed maturities, available-for-sale	2,164.8	(3.2)	17.2	1,294.3	451.9	(289.9)	3,635.1
Fixed maturities, trading	106.2	2.4	—	271.2	—	—	379.8
Other investments	1.4	(5.7)	—	168.9	—	—	164.6
Separate account assets (1)	1,034.1	(7.9)	—	(273.4)	—	—	752.8

Liabilities
Investment and universal life contracts	(46.3)	(37.8)	—	(31.4)	—	—	(115.5)
Funds withheld payable embedded derivative	3,652.8	(1,326.7)	—	—	—	—	2,326.1

Derivatives
Net derivative assets (liabilities)	(4.0)	6.1	—	3.1	0.1	—	5.3

	For the year ended December 31, 2022
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance		Included in	issuances			balance
	as of	Included	other	and	Transfers	Transfers	as of
	January 1,	in net	comprehensive	settlements	into	out of	December 31,
	2022	income (2)	income (3)	(4)	Level 3	Level 3	2022

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$92.4	$—	$(23.5)	$(1.6)	$12.0	$(10.2)	$69.1
Corporate	834.3	(4.8)	(28.6)	626.3	176.3	(35.2)	1,568.3
Commercial mortgage-backed securities	19.2	—	(1.0)	(4.6)	—	(10.2)	3.4
Collateralized debt obligations	85.8	—	(1.0)	151.8	—	(180.4)	56.2
Other debt obligations	42.1	(0.3)	(20.4)	474.2	—	(27.8)	467.8
Total fixed maturities, available-for-sale	1,073.8	(5.1)	(74.5)	1,246.1	188.3	(263.8)	2,164.8
Fixed maturities, trading	4.9	(0.6)	—	72.9	29.0	—	106.2
Other investments	1.4	—	—	—	—	—	1.4
Separate account assets (1)	946.0	112.0	—	(23.9)	—	—	1,034.1

Liabilities
Investment and universal life contracts	(83.2)	36.1	—	0.8	—	—	(46.3)
Funds withheld payable embedded derivative	—	3,652.8	—	—	—	—	3,652.8

Derivatives
Net derivative assets (liabilities)	0.6	(4.0)	(0.3)	—	—	(0.3)	(4.0)

	For the year ended December 31, 2021
	Beginning			Net			Ending
	asset/	Total realized/unrealized		purchases,			asset/
	(liability)	gains (losses)		sales,			(liability)
	balance	Included	Included in	issuances			balance
	as of	in net	other	and	Transfers	Transfers	as of
	January 1,	income	comprehensive	settlements	into	out of	December 31,
	2021	(2)	income (3)	(4)	Level 3	Level 3	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$12.5	$(0.4)	$80.3	$—	$92.4
Corporate	290.8	(21.9)	7.8	381.8	175.8	—	834.3
Commercial mortgage-backed securities	13.2	(1.0)	(0.4)	7.4	—	—	19.2
Collateralized debt obligations	27.2	(2.0)	1.7	397.4	72.1	(410.6)	85.8
Other debt obligations	29.2	—	0.4	16.9	20.6	(25.0)	42.1
Total fixed maturities, available-for-sale	360.4	(24.9)	22.0	803.1	348.8	(435.6)	1,073.8
Fixed maturities, trading	—	—	—	4.9	—	—	4.9
Other investments	30.0	12.4	—	(41.0)	—	—	1.4
Separate account assets (1)	8,893.2	313.8	—	(8,261.0)	—	—	946.0

Liabilities
Investment and universal life contracts	(90.8)	(15.6)	—	23.2	—	—	(83.2)

Derivatives
Net derivative assets (liabilities)	(5.1)	(5.0)	—	10.7	—	—	0.6
(1)	Gains and losses for separate account assets do not impact net income as the change in value of separate account assets is offset by a change in value of separate account liabilities.
(2)	Both realized gains (losses) and mark-to-market unrealized gains (losses) are generally reported in net realized capital gains (losses), net realized capital gains (losses) on funds withheld assets or change in fair value of funds withheld embedded derivative within the consolidated statements of operations. Realized and unrealized gains (losses) on certain securities with an investment objective to realize economic value through mark-to-market changes are reported in net investment income within the consolidated statements of operations. Changes in unrealized gains (losses) included in net income relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$0.3	$(1.3)	$(4.6)
Commercial mortgage-backed securities	—	—	(1.0)
Collateralized debt obligations	—	—	(2.0)
Other debt obligations	1.9	1.9	1.9
Total fixed maturities, available-for-sale	2.2	0.6	(5.7)
Fixed maturities, trading	2.3	(0.6)	—
Other investments	(5.2)	—	12.5
Separate account assets	(80.3)	89.8	90.5

Liabilities
Investment and universal life contracts	(29.2)	22.6	(8.6)
Funds withheld payable embedded derivative	(1,326.7)	3,652.8	—

Derivatives
Net derivative assets (liabilities)	7.3	(4.0)	—

(3)	Changes in unrealized gains (losses) included in OCI relating to positions still held were:

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$(4.1)	$(21.7)	$12.5
Corporate	(38.9)	(19.8)	(0.7)
Commercial mortgage-backed securities	—	(0.5)	(0.4)
Collateralized debt obligations	0.7	—	1.9
Other debt obligations	(29.8)	(18.5)	—
Total fixed maturities, available-for-sale	(72.1)	(60.5)	13.3

Derivatives
Net derivative assets (liabilities)	—	(0.2)	—

(4)	Gross purchases, sales, issuances and settlements were:

	For the year ended December 31, 2023
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.7)	$(1.7)
Corporate	815.2	(27.7)	—	(193.9)	593.6
Commercial mortgage-backed securities	—	—	—	(0.4)	(0.4)
Collateralized debt obligations	167.0	—	—	(1.2)	165.8
Other debt obligations	563.3	—	—	(26.3)	537.0
Total fixed maturities, available-for-sale	1,545.5	(27.7)	—	(223.5)	1,294.3
Fixed maturities, trading	424.7	(138.7)	—	(14.8)	271.2
Other investments	194.2	—	—	(25.3)	168.9
Separate account assets (5)	—	(286.3)	(109.1)	122.0	(273.4)

Liabilities
Investment and universal life contracts	—	—	(69.9)	38.5	(31.4)

Derivatives
Net derivative assets (liabilities)	0.8	2.3	—	—	3.1

	For the year ended December 31, 2022
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(1.6)	$(1.6)
Corporate	817.3	(50.4)	—	(140.6)	626.3
Commercial mortgage-backed securities	—	(4.1)	—	(0.5)	(4.6)
Collateralized debt obligations	151.9	—	—	(0.1)	151.8
Other debt obligations	487.4	(8.2)	—	(5.0)	474.2
Total fixed maturities, available-for-sale	1,456.6	(62.7)	—	(147.8)	1,246.1
Fixed maturities, trading	106.9	(32.6)	—	(1.4)	72.9
Separate account assets (5)	11.8	(4.5)	(50.0)	18.8	(23.9)

Liabilities
Investment and universal life contracts	—	—	(22.2)	23.0	0.8

	For the year ended December 31, 2021
					Net purchases,
					sales, issuances
	Purchases	Sales	Issuances	Settlements	and settlements

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$—	$—	$(0.4)	$(0.4)
Corporate	626.6	(84.3)	—	(160.5)	381.8
Commercial mortgage-backed securities	7.7	—	—	(0.3)	7.4
Collateralized debt obligations	422.7	—	—	(25.3)	397.4
Other debt obligations	45.1	—	—	(28.2)	16.9
Total fixed maturities, available-for-sale	1,102.1	(84.3)	—	(214.7)	803.1
Fixed maturities, trading	4.9	—	—	—	4.9
Other investments	—	(41.0)	—	—	(41.0)
Separate account assets (5)	38.5	(8,206.2)	(191.5)	98.2	(8,261.0)

Liabilities
Investment and universal life contracts	—	—	(19.5)	42.7	23.2

Derivatives
Net derivative assets (liabilities)	—	10.7	—	—	10.7

(5)	Issuances and settlements include amounts related to mortgage encumbrances associated with real estate in our separate accounts.

Transfers

Transfers of assets and liabilities measured at fair value on a recurring basis between fair value hierarchy levels were as follows:

	For the year ended December 31, 2023
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$—	$212.4	$—	$77.2
Collateralized debt obligations	—	—	—	148.5
Other debt obligations	—	239.5	—	64.2
Total fixed maturities, available-for-sale	—	451.9	—	289.9

Derivatives
Net derivative assets (liabilities)	—	0.1	—	—

	For the year ended December 31, 2022
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for-sale:
States and political subdivisions	$—	$12.0	$—	$10.2
Corporate	—	176.3	—	35.2
Commercial mortgage-backed securities	—	—	—	10.2
Collateralized debt obligations	—	—	—	180.4
Other debt obligations	—	—	—	27.8
Total fixed maturities, available-for-sale	—	188.3	—	263.8
Fixed maturities, trading	—	29.0	—	—

Derivatives
Net derivative assets (liabilities)	—	—	—	0.3

	For the year ended December 31, 2021
	Transfers out	Transfers out	Transfers out	Transfers out
	of Level 1 into	of Level 2 into	of Level 3 into	of Level 3 into
	Level 3	Level 3	Level 1	Level 2

	(in millions)
Assets
Fixed maturities, available-for- sale:
States and political subdivisions	$—	$80.3	$—	$—
Corporate	—	175.8	—	—
Collateralized debt obligations	—	72.1	—	410.6
Other debt obligations	—	20.6	—	25.0
Total fixed maturities, available-for-sale	—	348.8	—	435.6

Assets transferred into Level 3 during 2023, 2022 and 2021, primarily included those assets for which we are now unable to obtain pricing from a recognized third party pricing vendor as well as assets that were previously priced using a matrix valuation approach that may no longer be relevant when applied to asset-specific situations.

Assets transferred out of Level 3 during 2023, 2022 and 2021, included those assets for which we are now able to obtain pricing from a recognized third party pricing vendor or from internal models using substantially all market observable information.

Quantitative Information about Level 3 Fair Value Measurements

The following table provides quantitative information about the significant unobservable inputs used for recurring fair value measurements categorized within Level 3, excluding assets and liabilities for which significant quantitative unobservable inputs are not developed internally, which primarily consists of those valued using broker quotes. The MRB asset and liability are excluded from the table. Refer to Note 12, Market Risk Benefits, for information on the unobservable inputs used for fair value measurement of MRBs. The funds withheld payable embedded derivative is excluded from the table as the determination of its fair value incorporates the fair value of the invested assets supporting the reinsurance agreement. Refer to “Assets and liabilities measured at fair value on a recurring basis” for a complete valuation hierarchy summary.

	December 31, 2023
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,997.4	Discounted cash flow	Discount rate (1)	4.9	%-	24.2%		12.0%
			Earnings before interest, taxes, depreciation and amortization multiple			3.25	x	3.25	x
			Illiquidity premium	30	basis points (“bps”)-	483	bps	121	bps
			Comparability adjustment	67	bps-	217	bps	141	bps
Collateralized debt obligations	74.6	Discounted cash flow	Discount rate (1)			4.1%		4.1%
			Comparability adjustment			20	bps	20	bps
Other debt obligations	879.5	Discounted cash flow	Discount rate (1)	5.0	%-	10.6%		7.4%
			Illiquidity premium	69	bps-	650	bps	337	bps
			Comparability adjustment	(20)	bps-	213	bps	92	bps
Fixed maturities, trading	168.7	Discounted cash flow	Discount rate (1)	11.4	%-	22.3%		13.4%
Other investments	163.2	Discounted cash flow	Discount rate (1)	12.0	%-	13.5%		12.6%
			Probability of default	6.0	%-	10.0%		8.5%
			Potential loss severity	87.0	%-	100.0%		90.7%
Separate account assets	752.8	Discounted cash flow - real estate	Discount rate (1)	6.5	%-	10.0%		7.5%
			Terminal capitalization rate	5.3	%-	9.5%		6.1%
			Average market rent growth rate	2.0	%-	3.7%		2.9%
		Discounted cash flow - real estate debt	Loan to value	46.0	%-	72.0%		55.3%
			Market interest rate	5.3	%-	8.1%		6.4%
Liabilities
Investment and universal life contracts (4)	(115.5)	Discounted cash flow	Long duration interest rate	2.5	%-	4.8	% (2)	4.0%
			Long-term equity market volatility	15.5	%-	40.1%		19.2%
			Nonperformance risk	0.8	%-	1.6%		1.1%
			Lapse rate	0.0	%-	55.0%		7.0%
			Mortality rate	See note (3)

	December 31, 2022
	Assets /
	(liabilities)
	measured at	Valuation	Unobservable	Input/range				Weighted
	fair value	technique(s)	input description	of inputs				average
	(in millions)
Assets
Fixed maturities, available-for-sale:
Corporate	$1,479.9	Discounted cash flow	Discount rate (1)	2.7	%-	33.1%		11.0%
			Illiquidity premium	0	bps-	467	bps	50	bps
			Comparability adjustment	(16)	bps-	0	bps	(11)	bps
Collateralized debt obligations	39.5	Discounted cash flow	Discount rate (1)			4.4%		4.4%
			Comparability adjustment			55	bps	55	bps
Other debt obligations	467.8	Discounted cash flow	Discount rate (1)	5.6	%-	8.2%		7.6%
			Illiquidity premium	0	bps-	260	bps	220	bps
			Comparability adjustment	1	bps-	139	bps	77	bps
Fixed maturities, trading	92.5	Discounted cash flow	Discount rate (1)	9.6	%-	15.2%		11.0%
Separate account assets	1,034.1	Discounted cash flow - real estate	Discount rate (1)	5.5	%-	10.0%		7.0%
			Terminal capitalization rate	4.5	%-	9.5%		5.8%
			Average market rent growth rate	2.0	%-	3.8%		3.0%
		Discounted cash flow - real estate debt	Loan to value	43.6	%-	62.2%		50.6%
			Market interest rate	5.3	%-	8.6%		6.6%
Liabilities
Investment and universal life contracts (4)	(46.3)	Discounted cash flow	Long duration interest rate	2.4	%-	4.7	% (2)	3.1%
			Long-term equity market volatility	17.8	%-	36.9%		22.0%
			Nonperformance risk			0.9%		0.9%
			Mortality rate	See note (3)
(1)	Represents market comparable interest rate or an index adjusted rate used as the base rate in the discounted cash flow analysis prior to any illiquidity or other adjustments, where applicable.
(2)	Represents the range of rate curves used in the valuation analysis that we have determined market participants would use when pricing the instrument. Derived from interpolation between various observable swap rates.
(3)	This input is based on an appropriate industry mortality table and a range does not provide a meaningful presentation.
(4)	Includes bifurcated embedded derivatives that are reported at net asset (liability) fair value within the same line item in the consolidated statements of financial position in which the host contract is reported.

Market comparable discount rates are used as the base rate in the discounted cash flows used to determine the fair value of certain assets. The use of a higher or lower discount rate would have caused the fair value of the assets to significantly decrease or increase, respectively. Additionally, we may adjust the base discount rate or the modeled price by applying an illiquidity premium given the highly structured nature of certain assets. The use of a higher or lower illiquidity premium would have caused significant decreases or increases, respectively, in the fair value of the asset.

Embedded derivatives within our investment and universal life contracts liability can be in either an asset or liability position, depending on certain inputs at the reporting date. Increases to an asset or decreases to a liability are described as increases to fair value. The use of a higher or lower market volatility would have caused significant decreases or increases, respectively, in the fair value of embedded derivatives in investment and universal life contracts. Long duration interest rates are used as the mean return when projecting the growth in the value of associated account value and impact the discount rate used in the discounted future cash flows valuation. The use of higher or lower risk-free rates would have caused the fair value of the embedded derivative to significantly increase or decrease, respectively. The use of a higher or lower rate for our own credit risks, which impact the rates used to discount future cash flows, would have significantly increased or decreased, respectively, the fair value of the embedded derivative. The use of a lower or higher mortality rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively. The use of a lower or higher overall lapse rate assumption would have caused the fair value of the embedded derivative to decrease or increase, respectively.

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

No significant assets and liabilities were measured at fair value on a nonrecurring basis for the years ended December 31, 2023, 2022 and 2021.

Fair Value Option

We elected fair value accounting for:

●	Certain other loans of a consolidated VIE that were subject to amortized cost accounting and a valuation allowance.
●	Certain real estate ventures that were subject to the equity method of accounting because the nature of the investments was to add value to the properties and generate income from the operations of the properties. Other equity method real estate investments were not fair valued because the investments mainly generated income from the operations of the underlying properties. The last equity method real estate investment for which the fair value option was elected was sold in the third quarter of 2021.

The following table presents information regarding the assets for which the fair value option was elected.

	December 31,
	2023	2022

	(in millions)
Other loans of consolidated VIE (1)
Fair value (1)	$163.2	$—
Aggregate contractual principal	167.1	—
(1)	Reported with other investments on the consolidated statements of financial position.

The following table presents information regarding the consolidated statements of operations impact of assets for which the fair value option was elected.

	For the year ended December 31,
	2023	2022	2021

	(in millions)
Other loans of consolidated VIE
Change in fair value pre-tax loss - instrument specific credit risk	$(5.6)	$—	$—
Change in fair value pre-tax loss (1)	(5.6)	—	—
Interest income (2)	8.1	—	—

Real estate ventures
Change in fair value pre-tax gain (1)	—	—	12.5
(1)	Reported in net realized capital gains (losses) on the consolidated statements of operations.
(2)	Reported in net investment income on the consolidated statements of operations.

Financial Instruments Not Reported at Fair Value

The carrying value and estimated fair value of financial instruments not recorded at fair value on a recurring basis but required to be disclosed at fair value were as follows:

	December 31, 2023
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,221.2	$17,583.5	$—	$—	$17,583.5
Policy loans	793.2	780.1	—	—	780.1
Other investments	248.4	240.7	—	122.7	118.0
Cash and cash equivalents	627.8	627.8	627.8	—	—
Reinsurance deposit receivable	6,078.7	5,487.7	—	—	5,487.7
Cash collateral receivable	33.2	33.2	33.2	—	—
Investment contracts	(33,847.5)	(32,071.2)	—	(7,828.1)	(24,243.1)
Long-term debt	(3.0)	(0.4)	—	—	(0.4)
Separate account liabilities	(117,504.5)	(116,642.3)	—	—	(116,642.3)
Bank deposits (1)	(399.5)	(385.3)	—	(385.3)	—
Cash collateral payable	(170.7)	(170.7)	(170.7)	—	—

	December 31, 2022
			Fair value hierarchy level
	Carrying amount	Fair value	Level 1	Level 2	Level 3

	(in millions)
Assets (liabilities)
Mortgage loans	$19,722.4	$17,847.1	$—	$—	$17,847.1
Policy loans	770.2	749.5	—	—	749.5
Other investments	230.0	217.4	—	112.9	104.5
Cash and cash equivalents	552.9	552.9	552.9	—	—
Reinsurance deposit receivable	7,901.0	6,859.9	—	—	6,859.9
Cash collateral receivable	262.8	262.8	262.8	—	—
Investment contracts	(34,919.4)	(31,915.2)	—	(7,278.9)	(24,636.3)
Long-term debt	(67.8)	(60.5)	—	—	(60.5)
Separate account liabilities	(107,227.6)	(106,410.4)	—	—	(106,410.4)
Bank deposits (1)	(352.4)	(336.3)	—	(336.3)	—
Cash collateral payable	(285.1)	(285.1)	(285.1)	—	—
(1)	Excludes deposit liabilities without defined or contractual maturities.